Other long-term debt (Schedule of Other Long Term Debt) (Details) (USD $)	12 Months Ended					0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Nov. 21, 2014	May 27, 2014	Jun. 24, 2014
Debt Instrument [Line Items]
Accrued interest	$ 723,382		$ 859,581
Total	878,116,826		611,655,363
Less: current portion	(301,912,335)		(74,712,528)
Total other long-term debt	576,204,491		536,942,835
Restricted cash	368,874,458		250,097,761
Repayments of other debt	122,973,761		40,000,000		0
Loss on extinguishment of debt	(9,848,931)		0		0
Henan Xinyuan [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group	100.00%
Shanghai Junxin Real Estate Company [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group	51.00%
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group	95.00%
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	877,393,444		610,795,782
Land use right securing other long-term bank loan	54,625,305		0
Land use right securing long-term debt	324,684,850		90,241,405
Real estate properties held for lease securing debt	38,280,864		0
May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	200,000,000		200,000,000
Maturity date	May 03, 2018
Stated rate	13.25%
Fixed charge coverage ratio	3.0
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	200,000,000		200,000,000
Maturity date	Jun. 06, 2019
Stated rate	13.00%
Fixed charge coverage ratio	3.0
Convertible Note due in September 19, 2018 at 5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	0	[1]	75,761,009	[1]
Maturity date	Sep. 19, 2018
Stated rate	5.00%
Repayments of other debt						86,272,849
Loss on extinguishment of debt						(9,848,931)
Debt extinguishment loss as percentage of outstanding principal amount						13.00%
Fixed charge coverage ratio						3.0
Shandong Xinyuan collateralized debt due in November 28, 2015 at 12.3% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	33,885,787	[2]	41,332,480	[2]
Maturity date	Nov. 28, 2015
Stated rate	12.30%
Henan Wanzhuo collateralized debt due in November 28, 2015 at 12.41% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	34,688,992	[2]	42,382,195	[2]
Maturity date	Nov. 28, 2015
Stated rate	12.41%
Collateralized Loan Due on December 17, 2014 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	0	[3]	47,565,156	[3]
Maturity date	Dec. 17, 2014
Stated rate	11.00%
Collateralized Loan Due on April 3, 2016 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	40,807,321		0
Maturity date	Apr. 03, 2016
Stated rate	11.00%
Collateralized loan due on December 23, 2017 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	81,312,306		0
Maturity date	Dec. 23, 2017
Stated rate	11.00%
Collateralized loan due on July 9, 2017 at 9% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	65,370,159		0
Maturity date	Jul. 09, 2017
Stated rate	9.00%
Collateralized loan due on December 31, 2016 at 12.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	1,650,597		0
Maturity date	Dec. 31, 2016
Stated rate	12.50%
Non-controlling Shareholder's Loan Due on June 25, 2016 at 11.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	81,312,306	[4]	0	[4]
Maturity date	Jun. 25, 2016
Stated rate	11.50%						11.50%
Land use right securing other long-term bank loan	156,508,958
Non-controlling Shareholder's Loan Due on June 30, 2016 at 11.24% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	111,946,394	[5]	0	[5]
Maturity date	Jun. 30, 2016
Stated rate	11.24%							11.24%
Land use right securing other long-term bank loan	139,355,006
Fortress Credit Co. LLC Loan due on June 9, 2017 at 7.25% plus LIBOR [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	25,668,594	[6]	0	[6]
Maturity date	Jun. 09, 2017
Interest rate, additional rate over LIBOR	7.25%
Restricted cash	29,973,017		0
Loan facility, maximum borrowing amount	165,000,000
Others [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	$ 750,988		$ 3,754,942

[1]	On November 21, 2014, pursuant to a note redemption agreement entered into with TPG Asia, the Company redeemed the Convertible Note in full for a total redemption amount of $86,272,849 consisting of the entire outstanding principal balance, interest to the redemption date and debt extinguishment loss amounting to US$9,848,931, equal to the 13% of the outstanding principal amount. In connection with the redemption, the Company agreed with TPG Asia to waivers of the covenants requiring the Company to maintain a Fixed Charge Coverage Ratio of not less than 3.0 to 1.0 and limiting the ability of the Company and its Restricted Subsidiaries to incur indebtedness, except under limited circumstances.
[2]	Pursuant to the agreements with Cinda Asset Management Corporation, this other long-term debt is secured by the Group's 100% equity interest of Henan Xinyuan. Per the agreements, from February 28, 2014 to November 28, 2015, Shandong Xinyuan and Henan Wanzhuo, respectively, requires to make quarterly payments to repay the outstanding principal amount and related interest expense.
[3]	This loan was paid in full during 2014 at its maturity date.
[4]	Pursuant to the agreements with CITIC Trust Co., Ltd. entered into on May 27, 2014, which is the non-controlling shareholder of Shanghai Junxin, this other long-term debt is secured by the Group's 51% equity interest in Shanghai Junxin and the Group's land use rights with net book value of US$156,508,958.
[5]	Pursuant to the agreements with Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. entered into on June 24, 2014, which is the non-controlling shareholder of Jinan Wanzhuo, this other long-term debt is secured by the Group's 95% equity interest in Jinan Wanzhuo and the Group's land use rights with net book value of US$139,355,006.
[6]	Pursuant to the agreements with Fortress Credit Co. LLC entered into on June 9, 2014, this other long-term debt amounting to US$165 million in total with US$25.7 million used, is denominated in US$ and is secured by the deposit of US$29,973,017 (December 31, 2013: nil). This deposit is classified as restricted cash on the consolidated balance sheets as December 31, 2014.